TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

16. TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2021	December 31, 2020
Trade accounts payable	$362,890	$813,881
Accrued liabilities	402,540	512,205
Due to related parties (Note 23)	-	475,628
Government grant payable	33,709	33,709
GST/PST Payable	-	21,754
	$799,139	$1,857,177